10. PUT OPTION LIABILITY AND GOING PUBLIC DELAY FEE	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
10. PUT OPTION LIABILITY AND GOING PUBLIC DELAY FEE

On the Roll-up Date, the Company entered into the Exchange Agreement which contained a contingent put option provision which allows the Put Option Holders to sell their common shares to the Company, at their discretion, if the Company failed to register its shares with the SEC within six months of the closing the Exchange Agreement.  On December 13, 2011, the six month period expired and the put option liability was recorded as an $18,400,000 current liability.  At December 31, 2011, the put option is presented as a current liability in the accompanying consolidated balance sheet. This contingent put option provision is removed upon the completion of a successful registration with the SEC.  Additionally, when the Exchange Agreement was executed, the equity interest held by the Put Option Holders was $14,700,000; however, the put option feature requires payment of $18,400,000 if exercised by the Put Option Holders, at a redemption value of $12.52 per share.  This beneficial option feature has been recorded as a $3,700,000 put option expense within the accompanying consolidated statement of operations for the year ended December 31, 2011.

Additionally, if the Company, for any reason, does not go public on or before that date that is one hundred fifty days after the Roll-up Date (the “Going Public Delay Date”), the Company shall pay to each applicable stockholder an aggregate amount equal to the product of (i) such stockholder’s allocation percentage multiplied by (ii) $60,715 (the “Going Public Delay Fee”) on the last business day of each calendar month, for each such calendar month following the Going Public Delay Date through and including the date of going public (the “Going Public Delay Period”). For any partial calendar months during the Going Public Delay Period, the Going Public Delay Fee shall be pro-rated appropriately. For the six months ended June 30, 2013 and 2012 and for the years ended December 31, 2012 and 2011, the Company has incurred a penalty of approximately $364,000 (unaudited), $364,000 (unaudited), $729,000 and $101,000, respectively, which is currently included in accrued liabilities on the accompanying consolidated balance sheets.

Effective July 20, 2012, the Put Option Holders agreed to waive the put option provision in exchange for an additional 707,336 common shares.